Document and Entity Information	Aug. 21, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Centre Funds
Entity Central Index Key	0001517238
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 21, 2020
Document Effective Date	Aug. 21, 2020
Prospectus Date	Jan. 28, 2020